ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
White River Holdings Corp [Member]
ACCRUED LIABILITIES	NOTE 6: ACCRUED LIABILITIES Accrued liabilities consisted of the following:
	March 31, 2022	March 31, 2021

Insurance	$103,162	$70,458
Amounts due override owners	16,438	392,594
Total	$119,600	$463,052